Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	90,882	177,528
Work-in-process	11,003	18,568
Finished goods	58,896	37,846
Total	160,781	233,942

The Group recorded inventory write-down of RMB35,406, RMB10,641 and RMB 6,666 for the years ended December 31, 2022, 2023 and 2024, respectively.